                                                                  August 3, 2005

VIA EDGAR TRANSMISSION
----------------------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:      Northern Funds (the "Trust")
                  (File Nos. 33-73404 and 811-08236)
                  ----------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Northern Equity, Fixed Income and Money Market Funds combination Statement of Additional Information for the Trust, dated July 31, 2005, does not differ from such Statement of Additional Information contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2005 (Accession #:
0000950137-05-009176).

         Please do not hesitate to contact the undersigned at (617) 338-4436 if you have any questions.


                                                     Very truly yours,

                                                     /s/ Lori V. O'Shaughnessy
                                                     ---------------------------
                                                     Lori V. O'Shaughnessy

cc:      Michael Phillips, Esq.
         Jeffrey A. Dalke, Esq.
         Diana McCarthy, Esq.
         Linda J. Hoard, Esq.